Group information - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Sep. 16, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 17, 2022	Jan. 14, 2022
Corporate and Company information [Line Items]
Proportion of ownership interest by the Group	50.00%
Notional amount						$ 25,000
Farmout agreement [Member] | Trafigura [Member]
Corporate and Company information [Line Items]
Percentage of contractual rights		20
Percentage of investment costs		20
Paid consideration		$ 25,000
Down payment		5,000
Installment		5,000
Disposals of Property plant and equipment		882
Disposals of Goodwill		68
Farmout agreement [Member] | Trafigura [Member] | Tranche One [Member]
Corporate and Company information [Line Items]
Proceeds From Joint Venture Agreement		5,000
Farmout agreement [Member] | Trafigura [Member] | Tranche Two [Member]
Corporate and Company information [Line Items]
Proceeds From Joint Venture Agreement		9,050
Venture agreement [Member]
Corporate and Company information [Line Items]
Paid consideration		15,000
Other operating income		9,788
Disposals of Property plant and equipment		$ 11,784
Shell Argentina S A [Member] | Venture agreement [Member]
Corporate and Company information [Line Items]
Ownership percentage		10.00%
Amount payable for venture agreement		$ 21,500
Cash		15,000
Consideration Payable Towards Infrastructure Works		$ 6,500
Vista Holding VII S.r.l [Member]
Corporate and Company information [Line Items]
Percentage of voting equity interests acquired	100.00%
AFBN S.R.L [Member]
Corporate and Company information [Line Items]
Proportion of ownership interest by the Group		100.00%
Percentage of voting equity interests acquired	95.00%
AFBN [Member]
Corporate and Company information [Line Items]
Percentage of Concessions for Exploitation		50.00%
Cash		$ 6,203
Percentage of voting equity interests acquired	5.00%
Concession Term		2050 years
Oil and gas assets		$ 69,693
Wintershall [Member]
Corporate and Company information [Line Items]
Percentage of voting equity interests acquired		50.00%
Concession Term		2023 years
Notional amount		$ 77,000
Percentage Of Investments Costs		50.00%
Vista Argentina [Member]
Corporate and Company information [Line Items]
Proportion of ownership interest by the Group		100.00%	100.00%	100.00%
Percentage of voting equity interests acquired					50.00%
Bajada del Palo Oeste [Member] | Farmout agreement [Member]
Corporate and Company information [Line Items]
Percentage of contractual rights		80
Percentage of investment costs		80
Ownership percentage		100.00%
Neuquen Basin Argentina [Member] | Medanito25 de Mayo and Jagel de los Machos [Member]
Corporate and Company information [Line Items]
Percentage of Concessions for Exploitation		100.00%
Neuquen Basin Argentina [Member] | Coirn Amargo Norte CAN [Member]
Corporate and Company information [Line Items]
Percentage of Concessions for Exploitation		84.62%
Neuquen Basin Argentina [Member] | Baja del Palo Oeste and Bajada del Palo Este [Member]
Corporate and Company information [Line Items]
Percentage of Concessions for Exploitation		100.00%
Neuquen Basin Argentina [Member] | Aguila Mora [Member]
Corporate and Company information [Line Items]
Percentage of Concessions for Exploitation		90.00%
Neuquen Basin Argentina [Member] | Aguada Federal [Member]
Corporate and Company information [Line Items]
Percentage of Concessions for Exploitation		50.00%
Neuquen Basin Argentina [Member] | Bandurria Norte [Member]
Corporate and Company information [Line Items]
Percentage of Concessions for Exploitation		50.00%
Northwest Basin Argentina [Member] | Acambuco [Member]
Corporate and Company information [Line Items]
Percentage of Concessions for Exploitation		1.50%
Mexico 50% of blocks CS-01 [Member]
Corporate and Company information [Line Items]
Percentage of Concessions for Exploitation		100.00%
Transfer Of Working Interest In CASO [Member] | Mexico 50% of blocks CS-01 [Member]
Corporate and Company information [Line Items]
Paid consideration		$ 850
Other operating income		198
Transfer Of Working Interest In CASO [Member] | Mexico 50% of blocks CS-01 [Member] | Jaguar and Pantera [Member]
Corporate and Company information [Line Items]
Paid consideration		5,501
Disposals of Property plant and equipment		5,126
Other intangible assets		$ 673
Transfer Of Working Interest In CASO [Member] | CS ZeroOne [Member] | Jaguar and Pantera [Member]
Corporate and Company information [Line Items]
Proportion of ownership interest by the Group		50.00%
AdditionProportionOfOwnershipInterestInSubsidiary		50
Transfer Of Working Interest In CASO [Member] | TMZeroOneMember And AZeroOne [Member] | Jaguar and Pantera [Member]
Corporate and Company information [Line Items]
Proportion of ownership interest by the Group		50.00%
AFBNs shares [Member]
Corporate and Company information [Line Items]
Percentage of voting equity interests acquired	100.00%